Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)
Number of Reportable Segments	1	1
Operating Leases, Future Minimum Payments Due, Total	$ 470	$ 382